Long-Term Borrowings (Details)	1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2018 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Long-Term Borrowings (Details) [Line Items]
Due date				July 2022
Commercial Bank [Member]
Long-Term Borrowings (Details) [Line Items]
Loan agreement				¥ 9,800,000
Interest rate				7.92%
Loan Agreement With Third Party One [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid				¥ 2,890,000	¥ 3,618,000
Third party loan				¥ 7,950,000
Interest rate				12.24%
Balance of the loan					1,442,000
Loan Agreements With Third Party Two [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid					249,000
Third party loan		¥ 1,790,000
Interest rate		12.24%
Balance of the loan					895	$ 1,541
Loan term		2 years
Long-term Borrowings (in Dollars) | $			$ 646
Dongyi Yuanda [Member]
Long-Term Borrowings (Details) [Line Items]
Loan from bank	¥ 12,000,000
Annual interest rate	7.03%
Annual interest rate changed				5.00%
Loan repaid		¥ 1,000,000					¥ 8,000,000
Balance of the loan					¥ 3,000,000